Warrants - Fair value adjustments (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative financial instrument
Beginning balance			£ 895	£ 2,492
Fair value adjustments recognized in profit or loss	£ (72)	£ (113)	(184)	(1,723)
Ending balance	£ 711	£ 769	£ 711	£ 769